John Hancock Funds II
Global Real Estate Fund

Supplement dated December 14, 2017 to the current Prospectus and Statement of Additional Information (“SAI”), both as may be supplemented

At its in-person meeting held on December 12–14, 2017, the Board of Trustees of John Hancock Funds II (the “Board”) approved the closing and liquidation of Global Real Estate Fund (the “Fund”) pursuant to a Plan of Liquidation approved by the Board. As of the close of business on or about April 20, 2018, there will be no shareholders in the Fund, and the Fund will be liquidated on such date.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and SAI and retain it for your future reference.

John Hancock Funds II
Real Estate Equity Fund

Supplement dated December 14, 2017 to the current Prospectus and Statement of Additional Information (“SAI”), both as may be supplemented

At its in-person meeting held on December 12–14, 2017, the Board of Trustees of John Hancock Funds II (the “Board”) approved the closing and liquidation of Real Estate Equity Fund (the “Fund”) pursuant to a Plan of Liquidation approved by the Board. As of the close of business on or about April 20, 2018, there will be no shareholders in the Fund, and the Fund will be liquidated on such date.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and SAI and retain it for your future reference.

John Hancock Funds II

New Opportunities Fund (the “fund”)

Supplement dated December 14, 2017 to the current Prospectus, Summary Prospectus, and Statement of Additional Information, each as may be supplemented (together the “Registration Statement”)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current Registration Statement.

At its in-person meeting held on December 12‒14, 2017, the Board of Trustees of John Hancock Funds II approved the termination of Invesco Advisers, Inc. (“Invesco”) as subadvisor of the fund, effective the close of business on or about December 26, 2017 (the “Effective Date”). Dimensional Fund Advisors LP, Brandywine Global Investment Management, LLC, and GW&K Investment Management, LLC will continue to operate as subadvisors of the fund.

In connection with the termination of Invesco as subadvisor to the fund, the Registration Statement is hereby amended as of the Effective Date as follows:

All references to Invesco, its portfolio managers, and the strategy Invesco employs on the portion of the fund it currently manages are hereby deleted.

You should read this Supplement in conjunction with the Registration Statement and retain it for your future reference.

John Hancock Funds II
Investment Quality Bond Fund

Supplement dated December 14, 2017 to the current Prospectus and Statement of Additional Information (“SAI”), both as may be supplemented

At its in-person meeting held on December 12–14, 2017, the Board of Trustees of John Hancock Funds II (the “Board”) approved the closing and liquidation of Investment Quality Bond Fund (the “Fund”) pursuant to a Plan of Liquidation approved by the Board. As of the close of business on or about April 20, 2018, there will be no shareholders in the Fund, and the Fund will be liquidated on such date.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and SAI and retain it for your future reference.